[Letterhead]

December 1, 2008

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:
Form S-3 Registration Statement of Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) to Register the Continued Offer and Sale of Deferred Group and Individual Annuity Contracts and Participating Interests Therein (the “Registered Securities”) that Are Now Registered Pursuant to a Currently-Effective Form S-3 (Commission File No. 333-111636)

Commissioners:

I.  Purpose of the Enclosed Registration Statement (i.e., to Satisfy the Triennial Re-Filing Requirement Embodied in Rule 415(a)(5) and (6) Under the Securities Act of 1933, as Amended (“1933 Act”))

The Registered Securities that are the subject of the enclosed Form S-3 registration statement (the “Enclosed Form S-3”) are the same Registered Securities that are the subject of a currently-effective Form S-3 registration statement, Commission File No. 333-111636 (the “Old Form S-3”).  The Registered Securities are issued pursuant to a form of deferred annuity contract (“Contract”1) issued by Sun Life. Nevertheless, for 1933 Act purposes, we treat the Registered Securities as being “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although Contracts are no longer being offered and sold to new purchasers, additional purchase payments continue to be made pursuant to outstanding Contracts and allocated to the Registered Securities.  Accordingly, we desire our offer and sale of the Registered Securities to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that, in effect, prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. Rule 415(a)(5) and (6). Sun Life’s offering of the Registered Securities is made in reliance on one or both of paragraphs (a)(1)(ix) or (x), and Sun Life, therefore, is now constrained to file a new 1933 Act registration statement with respect to the Registered Securities. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of the Registered Securities in reliance on the Old Form S-3, unless a new Form S-3 registration statement is filed not later than December 1, 2008. The only reason that Sun Life is filing the Enclosed Form S-3 is to allow the offer and sale of the Registered Securities pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the Enclosed Form S-3, Sun Life can continue the offer and sale of the Registered Securities pursuant to the Old Form S-3 until the earlier of the effective date of the Enclosed Form S-3 or 180 days after December 1, 2008.) Again, however, the Enclosed Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectus Contained in the Enclosed Form S-3

The Enclosed Form S-3 contains a prospectus that is substantially identical to that previously filed in connection with the Old Form S-3, except for limited updating revisions that will be precisely marked on a courtesy copy of that prospectus that we will provide supplementally to the Commission staff.

1 These are group contracts. Accordingly, the term “Contract,” as used herein, refers not only to the group contracts, but also to the “certificates” issued thereunder. Sun Life’s popular name for the Contracts is the “Galaxy Index” annuity.

III.  Proposed Timetable

After receipt of any Commission staff comments on the Enclosed Form S-3, Sun Life, by pre-effective amendment, plans to respond to such conments and to supply all other items and information that may be necessary or appropriate to make the registration statement complete. Thereafter, we would expect to request effectiveness of the Enclosed Form S-3 as of a date substantially in advance of May 1, 2009, in order (among other things) to avoid the annual rush of other filings that we and other insurers make pursuant to the customary May 1 annual update cycle. Accordingly, we would appreciate receiving any comments that the staff may have on the Enclosed Form S-3 as soon as reasonably possible.

IV.  Request for Selective Review

As noted above, the prospectus contained in the Enclosed Form S-3 is substantially identical to the prospectus that has previously been filed with the Commission and is currently in use in connection with the Galaxy Index Contract, subject only to limited updating changes that we are supplementally providing to the Commission staff on a marked copy. Accordingly, because the Enclosed Form S-3 will provide only very limited new material for review by the Commission staff, we request that the Enclosed Form S-3 be accorded selective review by the staff.
______________________________________________

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel